Loss Per Share Attributable to Ordinary Equity Holders of the Company - Schedule of Weighted Average Number of Ordinary Shares (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted loss per share
Basic loss per share (in Dollars per share)	$ (0.18)	$ (0.05)	$ (0.12)	$ (0.94)	$ (17.92)
Diluted loss per share (in Dollars per share)	$ (0.18)	$ (0.05)	$ (0.12)	$ (0.94)	$ (17.92)
Loss
Loss attributable to the equity shareholders of the Company (in Dollars)			$ 5,178,975	$ 37,787,339	$ 172,600,513
Number of shares
Weighted-average number of ordinary shares	44,089,607	42,082,281	42,810,568	40,404,943	9,632,562
Preference shares [Member]
Number of shares
Number of shares			2,407,575	2,407,575	3,466,820
Warrants [Member]
Number of shares
Number of shares			46,350,545	46,350,545	46,350,545
Outstanding share options [Member]
Number of shares
Number of shares			350,483	690,055	2,879,571